RECEIVED SETTLEMENTS AND COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
RECEIVED SETTLEMENTS AND COMMITMENTS AND CONTINGENCIES [Abstract]
RECEIVED SETTLEMENTS AND COMMITMENTS AND CONTINGENCIES
14.	RECEIVED SETTLEMENTS AND COMMITMENTS AND CONTINGENCIES

Received settlements

In 2016 the arbitration hearings involving the Suezmax vessel Gulf Scandic (now named Nordic Harrier) was settled between the Company and Gulf Navigation Holding PJSC (GulfNav). The Company recognized in 2016 in aggregate $5.3 million as Received Settlement in the Consolidated Statements of Operations. No transactions related to this matter were recorded in 2018 or 2017.

Commitments and Contingencies

The Company may become a party to various legal proceedings generally incidental to its business and is subject to a variety of environmental and pollution control laws and regulations. As is the case with other companies in similar industries, the Company faces exposure from actual or potential claims and legal proceedings. Although the ultimate disposition of legal proceedings cannot be predicted with certainty, it is the opinion of the Company’s management that the outcome of any claim which might be pending or threatened, either individually or on a combined basis, will not have a materially adverse effect on the financial position of the Company, but could materially affect the Company’s results of operations in a given year.

No material claims have been filed against the Company for the fiscal years ended December 31, 2018 and 2017.